Accumulated Other Comprehensive Loss - Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (125,650)	$ 73,698	$ (29,263)
Ending Balance	475,131	(125,650)	73,698
Unrealized Fair Value Gain (Loss) on Available-For-Sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(2,349)	1,039
Current year other comprehensive (loss) income		16,136	(3,388)
Reclassification adjustments for net gain and translation adjustments realized in net income		(13,787)
Ending Balance			(2,349)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	8,587	8,899	4,939
Current year other comprehensive (loss) income	1,970	450	3,960
Reclassification adjustments for net gain and translation adjustments realized in net income	144	(762)
Ending Balance	10,701	8,587	8,899
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	8,587	6,550	5,978
Current year other comprehensive (loss) income	1,970	16,586	572
Reclassification adjustments for net gain and translation adjustments realized in net income	144	(14,549)
Ending Balance	$ 10,701	$ 8,587	$ 6,550